THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 4.1%
L3Harris Technologies	37,000	$6,345,870
Raytheon Technologies	80,000	5,338,400

		11,684,270

AIR FREIGHT & LOGISTICS — 2.7%
United Parcel Service, Cl B	50,000	7,750,000

AIRLINES — 2.0%
Southwest Airlines	131,000	5,756,140

BANKS — 5.1%
JPMorgan Chase	64,000	8,234,880
US Bancorp	150,000	6,427,500

		14,662,380

BIOTECHNOLOGY — 4.8%
Biogen *	28,000	7,913,080
Incyte *	65,000	5,833,750

		13,746,830

CAPITAL MARKETS — 6.4%
Charles Schwab	100,000	5,154,000
Goldman Sachs Group	30,000	8,135,100
KKR, Cl A	135,000	5,258,250

		18,547,350

CHEMICALS — 2.9%
Corteva	210,000	8,370,600

COMMUNICATION EQUIPMENT — 3.0%
Motorola Solutions	52,000	8,712,600

CONSUMER FINANCE — 3.0%
American Express	73,000	8,486,980

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.1%
TE Connectivity	50,000	6,020,000

FOOD, BEVERAGE & TOBACCO — 1.9%
Sysco	75,000	5,363,250

HEALTH CARE EQUIPMENT & SERVICES — 2.9%
Medtronic	75,000	8,349,750

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Baxter International	75,000	5,762,250

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Centene *	140,000	8,442,000

HOUSEHOLD PRODUCTS — 3.1%
Colgate-Palmolive	115,000	8,970,000

INDUSTRIAL CONGLOMERATES — 3.1%
3M	50,000	8,783,000

INSURANCE — 5.0%
Chubb	55,000	8,011,850
Principal Financial Group	130,000	6,405,100

		14,416,950

INTERACTIVE MEDIA & SERVICES — 2.9%
Alphabet, Cl A *	4,500	8,223,120

INTERNET & DIRECT MARKETING RETAIL — 2.5%
Amazon.com *	2,200	7,053,640

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

IT SERVICES — 7.3%
Fiserv *	90,000	$9,242,100
Mastercard, Cl A	19,000	6,009,510
Visa, Cl A	30,000	5,797,500

		21,049,110

MACHINERY — 1.9%
Stanley Black & Decker	32,000	5,551,680

MULTI-UTILITIES — 3.2%
Sempra Energy	75,000	9,282,000

PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb	140,000	8,600,200

REAL ESTATE INVESTMENT TRUSTS — 4.2%
Invitation Homes	200,000	5,896,000
Welltower	100,000	6,060,000

		11,956,000

ROAD & RAIL — 3.8%
Uber Technologies *	100,000	5,093,000
Union Pacific	30,000	5,924,100

		11,017,100

SEMI-CONDUCTORS & EQUIPMENT — 8.8%
Applied Materials	90,000	8,701,200
Marvell Technology Group	207,000	10,652,220
Skyworks Solutions	35,000	5,923,750

		25,277,170

SPECIALTY RETAIL — 2.0%
TJX	91,000	5,827,640

WATER UTILITIES — 2.1%
American Water Works	38,000	6,042,760

TOTAL COMMON STOCK
(Cost $223,621,151)		283,704,770

TOTAL INVESTMENTS — 98.7%
(Cost $223,621,151)		$283,704,770

Percentages are based on Net Assets of $287,572,612.

*	Non-income producing security.

Cl — Class

As of January 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-007-2700

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.2%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.3%
Huntington Ingalls Industries	14,000	$2,202,620

AIR FREIGHT & LOGISTICS — 2.3%
Expeditors International of Washington	24,000	2,148,480

AIRLINES — 2.6%
Alaska Air Group	51,000	2,490,330

BANKS — 9.7%
BOK Financial	30,000	2,215,800
East West Bancorp	38,000	2,277,720
First Horizon	158,000	2,194,620
Signature Bank NY	15,000	2,477,850

		9,165,990

BIOTECHNOLOGY — 2.3%
Exelixis *	100,000	2,221,000

BUILDING PRODUCTS — 2.2%
AO Smith	39,000	2,117,700

COMMUNICATION EQUIPMENT — 2.4%
Lumentum Holdings *	24,000	2,251,200

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Hubbell, Cl B	15,000	2,334,000

FOOD, BEVERAGE & TOBACCO — 2.3%
Lamb Weston Holdings	29,000	2,166,300

GAS UTILITIES — 2.5%
Atmos Energy	27,000	2,403,000

HEALTH CARE EQUIPMENT & SERVICES — 1.8%
STERIS	9,000	1,683,990

INSURANCE — 13.0%
American Financial Group	29,000	2,730,060
Arch Capital Group *	76,000	2,387,160
Axis Capital Holdings	54,000	2,478,600
Fidelity National Financial	65,000	2,359,500
Reinsurance Group of America, Cl A	22,000	2,311,100

		12,266,420

IT SERVICES — 10.4%
Amdocs	36,000	2,542,320
Euronet Worldwide *	19,000	2,374,240
Leidos Holdings	25,000	2,651,500
MAXIMUS	30,000	2,251,800

		9,819,860

LIFE SCIENCES TOOLS & SERVICES — 4.7%
Bruker	45,000	2,605,050
Charles River Laboratories International *	7,000	1,813,350

		4,418,400

MACHINERY — 4.6%
Lincoln Electric Holdings	18,000	2,061,000
Toro	24,000	2,262,000

		4,323,000

PROFESSIONAL SERVICES — 2.8%
Robert Half International	39,000	2,632,500

REAL ESTATE INVESTMENT TRUSTS — 7.3%
American Homes 4 Rent, Cl A	77,000	2,327,710
National Retail Properties	59,000	2,301,000
VICI Properties	89,000	2,249,920

		6,878,630

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

ROAD & RAIL — 2.5%
Knight-Swift Transportation Holdings, Cl A	58,000	$2,320,000

SEMI-CONDUCTORS & INSTRUMENTS — 5.0%
ON Semiconductor *	66,400	2,290,136
Qorvo *	14,000	2,392,320

		4,682,456

SOFTWARE — 2.4%
Cerence *	20,000	2,238,200

SPECIALTY RETAIL — 7.2%
Bed Bath & Beyond	61,000	2,155,130
Burlington Stores *	9,500	2,364,550
Ulta Beauty *	8,000	2,238,080

		6,757,760

WATER UTILITIES — 2.4%
Essential Utilities	50,000	2,315,000

TOTAL COMMON STOCK
(Cost $72,565,578)		89,836,836

TOTAL INVESTMENTS— 95.2%
(Cost $72,565,578)		$89,836,836

Percentages are based on Net Assets of $94,332,846.
*	Non-income producing security.

Cl — Class

As of January 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-011-2000

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value

AEROSPACE & DEFENSE — 3.6%
BWX Technologies	29,000	$1,563,680
Parsons *	51,100	1,822,226

		3,385,906

AIR FREIGHT & LOGISTICS — 3.4%
Forward Air	23,400	1,677,546
Hub Group, Cl A *	30,200	1,589,426

		3,266,972

AIRLINES — 2.0%
Hawaiian Holdings	98,000	1,917,860

BANKS — 9.2%
Cathay General Bancorp	60,000	2,029,200
Prosperity Bancshares	29,000	1,955,760
TCF Financial	25,200	979,272
United Bankshares	60,000	1,899,600
United Community Banks	63,000	1,879,290

		8,743,122

BIOTECHNOLOGY — 4.9%
Athenex *	69,000	901,830
Emergent BioSolutions *	16,000	1,709,600
Exelixis *	92,500	2,054,425

		4,665,855

BUILDING PRODUCTS — 1.9%
PGT Innovations *	86,000	1,781,060

CHEMICALS — 2.1%
Cabot	46,000	2,019,860

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Healthcare Services Group	64,000	2,074,880

CONSTRUCTION & ENGINEERING — 2.4%
NV5 Global *	25,800	2,253,114

ELECTRIC UTILITIES — 2.1%
IDACORP	22,200	1,960,260

ELECTRICAL EQUIPMENT — 4.0%
Atkore International Group *	42,000	1,863,120
EnerSys	23,700	1,948,851

		3,811,971

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 1.8%
Dolby Laboratories, Cl A	20,000	1,760,600

FOOD PRODUCTS — 4.2%
Hain Celestial Group *	49,000	2,037,665
Sanderson Farms	14,000	1,906,660

		3,944,325

HEALTH CARE EQUIPMENT & SERVICES — 6.3%
Cardiovascular Systems *	46,500	2,092,035
ICU Medical *	9,700	1,983,456
NuVasive *	35,000	1,880,900

		5,956,391

HEALTH CARE TECHNOLOGY — 2.2%
HMS Holdings *	57,000	2,098,740

INSURANCE — 9.9%
Axis Capital Holdings	42,000	1,927,800
First American Financial	36,500	1,908,585
James River Group Holdings	37,500	1,668,000
Reinsurance Group of America, Cl A	17,900	1,880,395
RenaissanceRe Holdings	13,300	2,000,852

		9,385,632

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

IT SERVICES — 6.5%
Perficient *	40,500	$2,211,705
Switch, Cl A	119,000	2,049,180
WNS Holdings ADR *	29,000	1,948,220

		6,209,105

LIFE SCIENCES TOOLS & SERVICES — 4.3%
Bruker	34,400	1,991,416
Luminex	75,500	2,120,795

		4,112,211

MACHINERY — 2.0%
Mueller Water Products, Cl A	161,000	1,930,390

PHARMACEUTICALS — 1.2%
Harmony Biosciences Holdings *	32,539	1,166,849

PROFESSIONAL SERVICES — 3.6%
Insperity	22,000	1,726,780
ManpowerGroup	19,200	1,698,048

		3,424,828

REAL ESTATE INVESTMENT TRUSTS — 4.2%
Essential Properties Realty Trust	91,500	1,905,030
NETSTREIT	119,000	2,050,370

		3,955,400

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Marcus & Millichap *	49,300	1,761,489

SEMI-CONDUCTORS & EQUIPMENT — 4.2%
Diodes *	27,000	1,911,060
Rambus *	108,000	2,051,460

		3,962,520

SOFTWARE — 4.1%
Bottomline Technologies DE *	38,500	1,839,530
Cerence *	18,000	2,014,380

		3,853,910

SPECIALTY RETAIL — 1.9%
Bed Bath & Beyond	51,000	1,801,830

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Carter’s	19,300	1,699,172

TOTAL COMMON STOCK
(Cost $73,322,692)		92,904,252

RIGHTS — 0.0%

	Number of Rights
Stemline Therapeutics *
(Cost $-)	53,978	38,864

TOTAL INVESTMENTS— 97.8%
(Cost $73,322,692)		$92,943,116

    Percentages are based on Net Assets of $95,014,122.

*               Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2021 (UNAUDITED)

The following is a list of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,904,252	$—	$—	$92,904,252
Rights	—	—	38,864	38,864

Total Investments in Securities	$92,904,252	$—	$38,864	$92,943,116

For the period ended January 31, 2021, there was a Level 3 security due to the unavailability of quoted prices in active markets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-009-2700

The accompanying notes are an integral part of the financial statements.

3

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%

	Shares	Value

AUSTRALIA — 1.7%
Brambles	2,467,000	$19,879,261

BELGIUM — 4.6%
KBC Group	473,000	33,040,709
UCB	186,000	19,298,839

		52,339,548

CHINA — 4.6%
Alibaba Group Holding ADR *	127,000	32,236,410
Yum China Holdings	363,000	20,585,730

		52,822,140

DENMARK — 1.8%
Carlsberg, Cl B	140,201	20,538,617

FINLAND — 2.0%
Nordea Bank Abp	2,816,000	22,841,772

FRANCE — 14.8%
Air Liquide	129,000	21,082,288
Airbus	208,000	20,983,578
Capgemini	157,532	22,774,609
Cie de Saint-Gobain	563,000	27,980,345
Danone	300,000	19,978,486
Pernod Ricard	183,000	34,568,756
Sanofi	233,000	21,894,456

		169,262,518

GERMANY — 15.3%
Deutsche Boerse	132,364	21,268,813
Deutsche Post	687,000	33,933,747
Merck KGaA	210,000	34,956,292
RWE	516,000	22,207,102
SAP	195,000	24,801,407
Siemens	244,000	37,850,239

		175,017,600

HONG KONG — 5.1%
AIA Group	2,178,000	26,290,986
Sands China	8,129,200	32,199,046

		58,490,032

ITALY — 2.2%
Enel	2,511,000	24,875,932

JAPAN — 8.5%
FANUC	89,000	23,303,019
Hitachi	610,000	25,134,261
Komatsu	881,000	24,155,781
Murata Manufacturing	253,000	24,319,604

		96,912,665

NETHERLANDS — 7.4%
ASML Holding	48,808	26,139,257
Koninklijke Philips	403,450	22,016,333
Prosus	307,000	35,844,849

		84,000,439

NORWAY — 2.2%
DNB *	1,260,000	24,654,379

SINGAPORE — 2.2%
DBS Group Holdings	1,328,000	25,139,618

SPAIN — 4.6%
Amadeus IT Group	315,000	20,033,950
Industria de Diseno Textil	1,098,000	32,576,693

		52,610,643

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND — 7.8%
Adecco Group	370,000	$23,115,208
Julius Baer Group	376,000	22,770,363
Roche Holding	59,082	20,350,554
Zurich Insurance Group	57,000	22,737,210

		88,973,335

TAIWAN — 2.3%
Taiwan Semiconductor Manufacturing ADR	216,113	26,262,052

UNITED KINGDOM — 10.1%
Anglo American	1,070,000	35,164,803
BAE Systems	2,816,000	17,768,817
Entain	1,358,886	22,990,812
Reckitt Benckiser Group	219,000	18,627,597
Smith & Nephew ADR	488,000	20,622,880

		115,174,909

TOTAL COMMON STOCK
(Cost $903,368,141)		1,109,795,460

TOTAL INVESTMENTS — 97.2%
(Cost $903,368,141)		$1,109,795,460

Percentages are based on Net Assets of $1,142,293,754.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$19,879,261	$—	$19,879,261
Belgium	—	52,339,548	—	52,339,548
China	52,822,140	—	—	52,822,140
Denmark	—	20,538,617	—	20,538,617
Finland	—	22,841,772	—	22,841,772
France	—	169,262,518	—	169,262,518
Germany	—	175,017,600	—	175,017,600
Hong Kong	—	58,490,032	—	58,490,032
Italy	—	24,875,932	—	24,875,932
Japan	—	96,912,665	—	96,912,665
Netherlands	—	84,000,439	—	84,000,439
Norway	—	24,654,379	—	24,654,379
Singapore	—	25,139,618	—	25,139,618
Spain	—	52,610,643	—	52,610,643
Switzerland	—	88,973,335	—	88,973,335
Taiwan	26,262,052	—	—	26,262,052
United Kingdom	20,622,880	94,552,029	—	115,174,909

Total Common Stock	99,707,072	1,010,088,388	—	1,109,795,460

Total Investments in Securities	$99,707,072	$1,010,088,388	$—	$1,109,795,460

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-008-2700

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.9%

	Shares	Value

ARGENTINA — 2.1%
Despegar.com *	169,000	$1,713,660

BRAZIL — 2.2%
Pagseguro Digital, Cl A *	35,826	1,753,683

CHINA — 4.0%
Autohome ADR	15,382	1,695,558
Zai Lab ADR *	9,692	1,551,398

		3,246,956

DENMARK — 2.2%
GN Store Nord	23,017	1,758,547

FINLAND — 2.2%
Nokian Renkaat	48,692	1,782,384

FRANCE — 9.9%
Eurazeo	26,569	1,865,956
Euronext	16,804	1,805,063
Fnac Darty	25,050	1,411,156
Remy Cointreau	7,081	1,315,968
Virbac *	6,174	1,606,345

		8,004,488

GERMANY — 14.4%
Brenntag	29,101	2,281,430
Gerresheimer	11,648	1,241,129
HOCHTIEF	11,453	1,064,350
KION Group	20,716	1,790,566
MTU Aero Engines	6,080	1,409,682
Rheinmetall	20,588	2,186,786
Scout24	21,614	1,675,432

		11,649,375

HONG KONG — 2.2%
ASM Pacific Technology	123,832	1,799,890

ITALY — 5.7%
Azimut Holding	69,384	1,459,804
Buzzi Unicem	63,327	1,558,492
Technogym	152,532	1,560,142

		4,578,438

JAPAN — 13.6%
Ichigo	446,600	1,225,838
Kakaku.com	58,500	1,689,904
Matsumotokiyoshi Holdings	41,500	1,639,880

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
OKUMA	28,050	$1,678,963
Ryohin Keikaku	92,700	2,215,017
Taiyo Yuden	43,800	2,573,783

		11,023,385

LUXEMBOURG — 2.3%
L’Occitane International	704,600	1,894,085

MEXICO — 1.8%
Coca-Cola FEMSA ADR	33,243	1,447,400

NETHERLANDS — 2.0%
Aalberts	36,000	1,631,434

NORWAY — 3.8%
Schibsted	35,269	1,333,941
Volue *	307,444	1,722,868

		3,056,809

SPAIN — 5.2%
Almirall	116,248	1,595,404
Cia de Distribucion Integral Logista Holdings	64,802	1,224,505
Red Electrica	70,665	1,341,671

		4,161,580

SWITZERLAND — 1.8%
Landis+Gyr Group	19,655	1,449,553

UNITED KINGDOM — 16.5%
Ashmore Group	272,500	1,674,306
Britvic	133,225	1,358,443
Electrocomponents	155,591	1,864,745
Greggs	63,356	1,802,713
Hargreaves Lansdown	77,081	1,797,896
Lancashire Holdings	142,429	1,324,238
Tate & Lyle	198,877	1,876,481
Virgin Money UK	915,000	1,616,900

		13,315,722

TOTAL COMMON STOCK
(Cost $52,579,794)		74,267,389

TOTAL INVESTMENTS — 91.9%
(Cost $52,579,794)		$74,267,389

Percentages are based on Net Assets of $80,820,513.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$1,713,660	$—	$—	$1,713,660
Brazil	1,753,683	—	—	1,753,683
China	3,246,956	—	—	3,246,956
Denmark	—	1,758,547	—	1,758,547
Finland	—	1,782,384	—	1,782,384
France	—	8,004,488	—	8,004,488
Germany	—	11,649,375	—	11,649,375
Hong Kong	—	1,799,890	—	1,799,890
Italy	—	4,578,438	—	4,578,438
Japan	—	11,023,385	—	11,023,385
Luxembourg	—	1,894,085	—	1,894,085
Mexico	1,447,400	—	—	1,447,400
Netherlands	—	1,631,434	—	1,631,434
Norway	1,722,868	1,333,941	—	3,056,809
Spain	—	4,161,580	—	4,161,580
Switzerland	—	1,449,553	—	1,449,553
United Kingdom	—	13,315,722	—	13,315,722

Total Common Stock	9,884,567	64,382,822	—	74,267,389

Total Investments in Securities	$9,884,567	$64,382,822	$—	$74,267,389

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-013-1300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JANUARY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.1%

	Shares	Value

BELGIUM — 3.7%
KBC Group ADR	5,813	$201,944
UCB ADR	3,386	176,952

		378,896

CHINA — 4.4%
Alibaba Group Holding ADR *	996	252,815
Yum China Holdings	3,445	195,366

		448,181

FRANCE — 8.2%
Airbus ADR	9,927	249,168
Capgemini ADR	6,483	187,618
Danone ADR	14,177	189,192
Pernod Ricard ADR	5,591	211,060

		837,038

GERMANY — 7.8%
Deutsche Boerse ADR	12,271	196,827
Deutsche Post ADR	4,292	212,497
Merck KGaA ADR	6,534	218,431
SAP ADR	1,310	165,322

		793,077

HONG KONG — 3.9%
AIA Group ADR	4,484	216,039
Sands China ADR	4,519	180,760

		396,799

ITALY — 2.1%
Enel ADR	21,794	216,197

NETHERLANDS — 6.9%
ASML Holding ADR	450	240,372
Koninklijke Philips ADR	3,841	208,528
Prosus ADR	10,787	252,847

		701,747

SPAIN — 2.0%
Industria de Diseno Textil ADR	13,778	204,603

SWITZERLAND — 1.8%
Roche Holding ADR	4,227	183,494

TAIWAN — 2.3%
Taiwan Semiconductor Manufacturing ADR	1,950	236,964

UNITED KINGDOM — 3.7%
Reckitt Benckiser Group ADR	10,201	176,375
Smith & Nephew ADR	4,732	199,975

		376,350

UNITED STATES — 50.3%
3M	1,144	200,955
Alphabet *	137	250,348
Amazon.com *	59	189,166
American Express	1,685	195,898
Biogen *	806	227,784
Burlington Stores *	880	219,032
Charles Schwab	3,449	177,761
Chubb	1,359	197,966
Colgate-Palmolive	2,800	218,400
Corteva	5,338	212,773
Expeditors International of Washington	2,204	197,302
Fiserv *	1,900	195,111
Incyte *	2,211	198,437
JPMorgan Chase	1,704	219,254
KKR	4,862	189,375
L3Harris Technologies	1,066	182,830

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JANUARY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Marvell Technology Group	4,458	$229,409
Medtronic	2,304	256,504
Motorola Solutions	1,505	252,163
Sysco	3,403	243,348
Uber Technologies *	4,864	247,723
Ulta Beauty *	775	216,814
Union Pacific	989	195,298
Visa, Cl A	1,164	224,943

		5,138,594

TOTAL COMMON STOCK
(Cost $7,922,332)		9,911,940

TOTAL INVESTMENTS — 97.1%
(Cost $7,922,332)		$9,911,940

Percentages are based on Net Assets of $10,211,389.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-012-1900

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JANUARY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%

	Shares	Value

CHINA — 4.1%
Alibaba Group Holding ADR *	8,000	$2,030,640

FRANCE — 5.3%
Airbus ADR	48,000	1,204,800
Capgemini ADR	48,000	1,389,120

		2,593,920

GERMANY — 8.2%
Deutsche Post ADR	30,000	1,485,300
Deutsche Telekom ADR	50,000	894,000
Merck KGaA	10,000	1,671,056

		4,050,356

JAPAN — 3.1%
Komatsu Ltd. ADR	56,000	1,545,040

NETHERLANDS — 4.3%
Prosus ADR	90,000	2,109,600

SWITZERLAND — 2.5%
Adecco Group ADR	40,000	1,248,000

UNITED KINGDOM — 6.4%
Anglo American ADR	80,000	1,320,800
Entain ADR *	105,000	1,832,250

		3,153,050

UNITED STATES — 65.1%
3M	10,000	1,756,600
Air Lease	45,000	1,783,350
Alphabet *	900	1,644,624
American Express	14,000	1,627,640
Applied Materials	20,000	1,933,600
Bed Bath & Beyond	85,000	3,003,050
Biogen *	5,800	1,639,138
Centene *	24,000	1,447,200
Corteva	37,000	1,474,820
Fiserv *	21,000	2,156,490
Goldman Sachs Group	5,000	1,355,850
Lumentum Holdings *	20,000	1,876,000
Marvell Technology Group	38,000	1,955,480
Motorola Solutions	10,000	1,675,500
Principal Financial Group	22,000	1,083,940
Raytheon Technologies	23,000	1,534,790
Sysco	15,000	1,072,650
Uber Technologies *	25,000	1,273,250
VICI Properties **	75,000	1,896,000

		32,189,972

TOTAL COMMON STOCK
(Cost $37,363,066)		48,920,578

TOTAL INVESTMENTS — 99.0%
(Cost $37,363,066)		$48,920,578

WRITTEN OPTIONS — (0.3)(A)%

	Contracts	Value
Total Written Options
(Cost $(153,000))	200	$(172,000)

                  Percentages are based on Net Assets of $49,414,629.

*                Non-income producing security.

**               Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JANUARY 31, 2021 (UNAUDITED)

(A)                 Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Ltd. — Limited

A list of the option contracts held by the Fund at January 31, 2021, is as follows:

WRITTEN OPTIONS — (0.3)%
	Contracts		Notional	Strike Price	Expiration Date	Value
Put Options
UNITED STATES — (0.3)% January 22 Puts on BBBY		$(200)	$(153,000)	$27	01/22/22	$(172,000)

Total Written Options						$(172,000)

A list of the OTC swap agreements held by the Fund at January 31, 2021, is as follows:

			Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	Deutsche Telekom Effective Rate 0.58%	Fixed Nominal	Total Return	Annual	11/16/2021	USD	(3,428,500)	$141,516	$–	$141,516
Goldman Sachs	T-Mobile Effective Rate -0.31%	Fixed Nominal	Total Return	Annual	11/16/2021	USD	2,668,128	(171,161)	–	(171,161)

								$(29,645)	$–	$(29,645)

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$2,030,640	$—	$—	$2,030,640
France	2,593,920	—	—	2,593,920
Germany	4,050,356	—	—	4,050,356
Japan	1,545,040	—	—	1,545,040
Netherlands	2,109,600	—	—	2,109,600
Switzerland	1,248,000	—	—	1,248,000
United Kingdom	3,153,050	—	—	3,153,050
United States	32,189,972	—	—	32,189,972

Total Common Stock	48,920,578	—	—	48,920,578

Total Investments in Securities	$48,920,578	$—	$—	$48,920,578

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(172,000)	$—	$—	$(172,000)
OTC Total Return Swap Contracts *
Unrealized Appreciation	—	141,516	—	141,516
Unrealized Depreciation	—	(171,161)	—	(171,161)

Total Other Financial Instruments	$(172,000)	$(29,645)	$—	$(201,645)

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-010-2700

The accompanying notes are an integral part of the financial statements.

2